Cash and cash equivalents (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash and Cash Equivalents [Line Items]
Long-term deposits	$ 106,109,299	$ 4,356,420	$ 46,723,278
Banco de Chile Due On January 30 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Deposits monthly interest rate			0.29%
CLP [Member] | Banco de Chile Due On January 09 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-24-2018
Due date of deposits			01-09-2019
Deposits monthly interest rate			0.21%
Long-term deposits			$ 1,250,613
CLP [Member] | Banco Santander Chile Due On January 10 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-18-2018
Due date of deposits			01-10-2019
Deposits monthly interest rate			0.25%
Long-term deposits			$ 2,803,033
CLP [Member] | Banco Santander Chile1 Due On January 10 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-19-2018
Due date of deposits			01-10-2019
Deposits monthly interest rate			0.26%
Long-term deposits			$ 10,010,400
CLP [Member] | Banco Santander Chile Due On January 24 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-27-2018
Due date of deposits			01-24-2019
Deposits monthly interest rate			0.25%
Long-term deposits			$ 10,003,333
CLP [Member] | Banco de Chile Due On January 03 2020 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2019
Due date of deposits		01-03-2020
Deposits monthly interest rate		0.12%
Long-term deposits		$ 2,450,392
CLP [Member] | Scotia Bank Chile Due On February 23 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-26-2020
Due date of deposits	02-23-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 4,928,234
CLP [Member] | Scotia Bank Chile Due On February 24 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-26-2020
Due date of deposits	02-24-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 5,074,166
CLP [Member] | Scotia Bank Chile Due On February 15 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-16-2020
Due date of deposits	02-15-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 7,972,555
CLP [Member] | Scotia Bank Chile Due On March 24 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-24-2020
Due date of deposits	03-24-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 40,040
CLP [Member] | Banco Consorcio - Chile [Member] | Banco Consorcio Chile Due On January 11 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-30-2020
Due date of deposits	01-11-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 1,199,904
CLP [Member] | Banco Bice Chile Member [Member] | Banco Bice Chile Due On January 18 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-30-2020
Due date of deposits	01-18-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 599,924
CLP [Member] | Banco Bice Chile Member [Member] | Banco Bice Chile Due On February 16 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-01-2020
Due date of deposits	02-16-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 500,562
CLP [Member] | Banco Bice Chile Member [Member] | Banoc Bice Chile Due On January 05 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-21-2020
Due date of deposits	01-05-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 171,656
CLP [Member] | Banco de Chile [Member] | Banco De Chile Due On February 22 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-30-2020
Due date of deposits	02-22-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 1,036,848
CLP [Member] | Banco de Chile [Member] | Banco De Chile Due On January 20 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-30-2020
Due date of deposits	01-20-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 599,916
CLP [Member] | Banco de Chile [Member] | Banco De Chile Due On January 05 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-29-2020
Due date of deposits	01-05-2021
Deposits monthly interest rate	0.01%
Long-term deposits	$ 2,750,018
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-03-2020
Due date of deposits	01-07-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 4,001,080
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On January 12 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-03-2020
Due date of deposits	01-12-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 2,970,653
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On February 02 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-04-2020
Due date of deposits	02-02-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 3,035,095
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On February 09 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-11-2020
Due date of deposits	02-09-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 4,005,434
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On February 19 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-11-2020
Due date of deposits	02-19-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 4,000,760
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-01-2020
Due date of deposits	01-07-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 349,981
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-01-2020
Due date of deposits	01-07-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 1,599,915
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-01-2020
Due date of deposits	01-07-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 150,770
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On March 02 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-02-2020
Due date of deposits	03-02-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 3,203,525
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On March 12 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-14-2020
Due date of deposits	03-12-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 2,998,561
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-28-2020
Due date of deposits	01-07-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 599,968
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 04 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-28-2020
Due date of deposits	01-04-2021
Deposits monthly interest rate	0.01%
Long-term deposits	$ 5,160,074
CLP [Member] | Banco Itau Chile [Member] | Banco Itau Chile Due On March 18 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-18-2020
Due date of deposits	03-18-2021
Deposits monthly interest rate	0.04%
Long-term deposits	$ 5,003,388
CLP [Member] | Banco Itau Chile [Member] | Banco Itau Chile Due On February 19 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-22-2020
Due date of deposits	02-19-2021
Deposits monthly interest rate	0.04%
Long-term deposits	$ 4,002,133
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile Due On January 21 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	10-23-2020
Due date of deposits	01-21-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 3,002,365
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile Due On January 11 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-26-2020
Due date of deposits	01-11-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 5,001,133
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile Due On January 25 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-26-2020
Due date of deposits	01-25-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 5,001,133
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile Due On Februrary 02 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-04-2020
Due date of deposits	02-02-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 5,000,867
CLP [Member] | Banco Security Chile [Member] | Banco Security Chile Due On January 22 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-26-2020
Due date of deposits	01-22-2021
Deposits monthly interest rate	0.02%
Long-term deposits	$ 5,001,133
CLP [Member] | Banco Security Chile [Member] | Banco Security Chile Due On March 29 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-29-2020
Due date of deposits	03-29-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 3,953,938
ARS [Member] | Banco Frances - Argentina [Member] | Banco Frances - Argentina Due On March 07, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-07-2018
Due date of deposits			03-07-2019
Deposits monthly interest rate			0.53%
Long-term deposits			$ 5,921,330
ARS [Member] | Banco Frances - Argentina [Member] | Banco Frances - Argentina Due On March 12, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-12-2018
Due date of deposits			03-12-2019
Deposits monthly interest rate			0.50%
Long-term deposits			$ 5,110,766
ARS [Member] | Banco Frances - Argentina [Member] | Banco Itaú - Argentina Due On January 07, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-07-2018
Due date of deposits			01-07-2019
Deposits monthly interest rate			0.58%
Long-term deposits			$ 6,013,947
ARS [Member] | HSBC Bank Chile [Member] | Banco HSBC - Argentina Due On March 12, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-12-2018
Due date of deposits			03-12-2019
Deposits monthly interest rate			0.50%
Long-term deposits			$ 4,921,479
ARS [Member] | Banco Galica [Member] | Banco Galica Due Due On January 21 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-22-2020
Due date of deposits	01-21-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 4,264,230
ARS [Member] | Banco Patagonia [Member] | Banco Patagonia Due On January 11 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-11-2020
Due date of deposits	01-11-2021
Deposits monthly interest rate	0.03%
Long-term deposits	$ 4,308,152
USD [Member] | Banco de Chile Due On January 30 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-21-2018
Due date of deposits			01-30-2019
Long-term deposits			$ 486,812
USD [Member] | Banco de Chile Due On January 25 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-26-2018
Due date of deposits			01-25-2019
Deposits monthly interest rate			0.27%
Long-term deposits			$ 139,017
USD [Member] | Banco de Chile1 Due On January 25 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-27-2018
Due date of deposits			01-25-2019
Deposits monthly interest rate			0.23%
Long-term deposits			$ 62,548
USD [Member] | Banco de Chile Due On January 09 2020 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2019
Due date of deposits		01-09-2020
Deposits monthly interest rate		0.12%
Long-term deposits		$ 1,108,307
USD [Member] | Banco de Chile Due On January 10 2020 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-20-2019
Due date of deposits		01-10-2020
Deposits monthly interest rate		0.12%
Long-term deposits		$ 486,897
USD [Member] | Banco de Chile Due On January 06 2020 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-23-2019
Due date of deposits		01-06-2020
Deposits monthly interest rate		0.12%
Long-term deposits		$ 310,824
USD [Member] | Banco de Chile [Member] | Banco De Chile Due On January 05 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-29-2020
Due date of deposits	01-05-2021
Deposits monthly interest rate	0.05%
Long-term deposits	$ 3,554,760
USD [Member] | Banco de Chile [Member] | Banco De Chile Due On January 05 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-29-2020
Due date of deposits	01-05-2021
Deposits monthly interest rate	0.05%
Long-term deposits	$ 1,066,428